Production, Operating and Transportation and Selling, General, and Administrative Expenses - Selling, general and administrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Employee costs(1)	$ 332	$ 395
Stock-based compensation expense(2)	44	45
Contract services	104	100
Equipment rentals and leases	39	37
Maintenance and other	135	73
Total selling, general and administrative expenses	$ 654	$ 650